Accumulated Other Comprehensive Loss (Accumulated Other Comprehensive Loss) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income [Abstract]
Unrealized gains on available for sale securities	$ (751)	$ 800	$ 823
Unrecognized expense for defined benefit pension	(908)	(2,219)	(3,079)
Accumulated other comprehensive loss	$ (1,659)	$ (1,419)	$ (2,256)